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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5450

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                      GLOBAL GOVERNMENTS VARIABLE ACCOUNT
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               (Exact name of registrant as specified in charter)

               500 Boylston Street, Boston, Massachusetts  02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts  02116
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                    (Name and address of agents for service)

      Registrant's telephone number, including area code:  (617) 954-5000

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                      Date of fiscal year end: December 31

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             Date of reporting period: July 1, 2010 - June 30, 2011

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ITEM 1.  PROXY VOTING RECORD.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05450
Reporting Period: 07/01/2010 - 06/30/2011
Global Governments Variable Account









===================== GLOBAL GOVERNMENTS VARIABLE ACCOUNT ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  GLOBAL  GOVERNMENTS  VARIABLE  ACCOUNT

By  (Signature  and  Title):  MARIA  F.  DIORIODWYER*
                              -------------------------------------------------
                              Maria F. DiOrioDwyer, Principal Executive Officer

Date: August 12, 2011

*By  (Signature  and  Title)  /s/  Susan  S.  Newton
                              -------------------------------------------------
                              Susan S. Newton, as attorney-in-fact

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*    Executed by Susan S. Newton on behalf of Maria F. DiOrioDwyer pursuant to a
     Power of Attorney dated October 26, 2010. (1)

(1) Incorporated by reference to MFS Series Trust XIII (File Nos. 2-74959 and 811-3327) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on March 10, 2011.